Accounts Payable And Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable And Accrued Liabilities

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following provides the details of accounts payable and accrued liabilities:

	September 30, 2017	December 31, 2016
	(in thousands)
Capital expenditures	$42,621	$15,155
Revenues and royalties payable	23,010	12,187
Operating expenses/taxes	18,485	12,975
Interest	12,903	2,627
Compensation	3,296	5,302
Derivative settlement payable	665	1,126
Other	721	1,164

Total accrued liabilities	101,701	50,536
Accounts payable	42,845	29,174

Accounts payable and accrued liabilities	$144,546	$79,710

NOTE 11 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following provides the detail of accounts payable and accrued liabilities:

	December 31, 2016	December 31, 2015
	(in thousands)
Capital expenditures	$15,155	$10,780
Revenues and royalties payable	12,187	5,082
Operating expenses/taxes	12,975	16,092
Interest	2,627	9,919
Compensation	5,302	5,434
Derivatives settlement payable	1,126	11,149
Other	1,164	1,201

Total accrued liabilities	50,536	59,657
Accounts payable	29,174	21,101

Accounts payable and accrued liabilities	$79,710	$80,758